CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	¥ 418,591	$ 57,347	¥ 344,569	$ 47,206
Time deposits	11,572	1,585	31,949
Restricted time deposits	251,023	34,390	278,359
Accounts receivable, net of allowance for credit losses of RMB34,329 and RMB35,242 as of December 31, 2023 and 2024, respectively (including amounts billed through related party of nil and RMB423 as of December 31, 2023 and December 31, 2024, respectively)	143,032	19,595	161,821
Amount due from related parties	¥ 2,365	$ 324	¥ 155
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party	Related Party
Prepayments and other current assets	¥ 66,570	$ 9,121	¥ 40,209
Total current assets	893,153	122,362	857,062
Non-current assets:
Property and equipment, net	9,434	1,292	11,747
Intangible assets, net	17,397	2,383	17,162
Restricted cash and time deposits	26,395	3,616	34,846
Other non-current assets	59,245	8,118	10,984
Total non-current assets	112,471	15,409	74,739
Total assets	1,005,624	137,771	931,801
Current liabilities:
Short-term borrowings	202,436	27,734	236,212
Accounts payable (including amounts billed through related party of RMB3,253 and RMB1,820 as of December 31, 2023 and 2024, respectively; including amounts of the consolidated variable interest entities ("VIEs") of RMB22,255 and RMB11,121 as of December 31, 2023 and 2024, respectively. Note 1(f))	108,249	14,830	106,461
Advances from customers (including amounts of the consolidated VIEs of RMB1,598 and RMB559 as of December 31, 2023 and 2024, respectively. Note 1(f))	51,635	7,074	46,142
Tax payable (including amounts of the consolidated VIEs of RMB7,928 and RMB8,006 as of December 31, 2023 and 2024, respectively. Note 1(f))	9,939	1,362	10,304
Amount due to related parties	5,566	763	10,623
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB8,224 and RMB5,296 as of December 31, 2023 and 2024, respectively. Note 1(f))	95,868	13,134	89,541
Total current liabilities	473,693	64,897	499,283
Non-current liabilities:
Deferred tax liabilities (including amounts of the consolidated VIEs of RMB3,196 and nil as of December 31, 2023 and 2024, respectively. Note 1(f))	141	19	3,405
Other non-current liabilities (including amounts of the consolidated VIEs of RMB132 and nil as of December 31, 2023 and 2024, respectively. Note 1(f))	11,046	1,513	11,683
Total non-current liabilities	11,187	1,532	15,088
Total liabilities	484,880	66,429	514,371
Commitments and contingencies (Note 23)
Shareholders' equity:
Ordinary shares	286	39	286
Treasury stock, at cost (5,688,057 and 57,993,572 shares held as of December 31, 2023 and 2024, respectively)	(81,523)	(11,169)	(72,939)
Additional paid-in capital	1,890,443	258,990	1,891,045
Accumulated losses	(1,344,794)	(184,236)	(1,450,925)
Statutory reserves	2,027	278	2,027
Accumulated other comprehensive income	54,031	7,402	47,407
Total Jianpu's shareholders' equity	520,470	71,304	416,901
Noncontrolling interests	274	38	529
Total shareholders' equity	520,744	71,342	417,430
Total liabilities and shareholders' equity	¥ 1,005,624	$ 137,771	¥ 931,801